Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 4,070,000	$ 910,000	$ 1,180,000	$ 6,160,000
AUSTRALIA
Total	260,000			260,000
AUSTRALIA | Government of Western Australia
Total	260,000			260,000
KENYA
Total	3,030,000	910,000	90,000	4,030,000
KENYA | Government of Kenya
Total	3,030,000	$ 910,000	90,000	4,030,000
UNITED STATES
Total	780,000		1,090,000	1,870,000
UNITED STATES | County of San Juan, Utah
Total	630,000			630,000
UNITED STATES | Johnson County Wyoming
Total	$ 150,000			150,000
UNITED STATES | National Government of the United States
Total			630,000	630,000
UNITED STATES | State of Utah
Total			250,000	250,000
UNITED STATES | State of Wyoming
Total			$ 210,000	$ 210,000